CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
CAPITAL LEASE OBLIGATIONS
Schedule of future minimum lease payments under non-cancellable capital lease arrangements

	December 31, 2015
	RMB’000	US$’000

2016	79,624	12,292
2017	71,603	11,054
2018	37,897	5,849

Total minimum lease payment	189,124	29,195
Less: amount representing interest	(14,059)	(2,170)

Present value of remaining minimum lease payment	175,065	27,025